Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares		March 31, 2025 Fair Value
	Common Stock – 112.63%
	United States – 73.42%
	Aerospace / Defense – 1.97%
33,739	Trans Digm Group, Inc.		$46,670,821
	Aerospace / Defense - Equipment – 1.13%
100,442	General Electric Co.		20,103,466
252,328	Standardaero, Inc.*		6,722,018
			26,825,484
	Applications Software – 3.65%
230,895	Microsoft Corp.	(a)	86,675,674
	Bluding Products - Air & Heating – 0.67%
198,134	Johnson Controls International PLC		15,872,515
	Building Products - Cement / Aggregate – 4.08%
110,306	Martin Marietta Materials, Inc.		52,740,608
189,014	Vulcan Materials Co.	(a)	44,096,966
			96,837,574
	Coatings / Paint – 0.65%
44,435	The Sherwin-Williams Co.		15,516,258

	Commercial Services – 1.37%
33,248	Cintas Corp.	(a)	6,833,461
100,607	Quanta Services, Inc.		25,572,287
			32,405,748
	Commercial Services - Finance – 0.86%
124,288	Block, Inc.*		6,752,567
26,883	S&P Global, Inc.	(a)	13,659,252
			20,411,819
	Computer Aided Design – 3.94%
215,870	Cadence Design Systems, Inc.*	(a)	54,902,217
90,305	Synopsys, Inc.*	(a)	38,727,299
			93,629,516
	Computer Data Security – 1.19%
268,544	Okta, Inc.*		28,256,200
	Computers – 1.73%
449,274	Dell Technologies, Inc., Class C		40,951,325
	E-Commerce / Products – 7.72%
963,243	Amazon.com, Inc.*	(a)	183,266,613
	E-Commerce / Services – 3.73%
323,480	Expedia Group, Inc.*	(a)	54,376,988
470,423	Uber Technologies, Inc.*		34,275,020
			88,652,008
	Electric-Generation – 1.07%
125,738	Constellation Energy Corp.	(a)	25,352,553

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric – Integrated – 1.16%
320,831	Entergy Corp.		$27,427,842
	Electronic Components - Semiconductors – 2.76%
325,301	Analog Devices, Inc.	(a)	65,603,453
	Electronic Connectors – 1.00%
361,188	Amphenol Corp., Class A	(a)	23,690,321
	Enterprise Software / Services – 0.99%
281,317	SS&C Technologies Holdings, Inc.		23,498,409
	Finance - Credit Card – 5.36%
105,155	Mastercard, Inc., Class A	(a)	57,637,559
198,835	Visa, Inc., Class A	(a)	69,683,714
			127,321,273
	Finance - Other Services – 1.81%
248,414	Intercontinental Exchange, Inc.	(a)	42,851,415
	Gas - Distributions – 0.59%
348,348	NiSource, Inc.		13,965,271
	Independent Power Producer – 0.25%
50,305	Vistra Corp.		5,907,819
	Internet Content - Entertainment – 7.81%
321,826	Meta Platforms, Inc., Class A	(a)	185,487,634
	Medical - Biomedical / Genetics – 1.91%
211,967	Akero Therapeutics, Inc.*		8,580,424
1,036,408	BioCryst Pharmaceuticals, Inc.*		7,773,060
127,476	Blueprint Medicines Corp.*	(a)	11,282,901
120,198	Keros Therapeutics, Inc.*		1,224,818
122,516	Sarepta Therapeutics, Inc.*		7,818,971
241,221	Ultragenyx Pharmaceutical, Inc.*		8,734,612
			45,414,786
	Medical - Drugs – 0.41%
566,676	ORIC Pharmaceuticals, Inc.*		3,162,052
329,949	PMV Pharmaceuticals, Inc.*		359,644
115,778	Rhythm Pharmaceuticals, Inc.*		6,132,761
			9,654,457
	Private Equity – 0.33%
178,573	The Carlyle Group, Inc.		7,783,997
	REITs - Diversified – 2.31%
62,077	American Tower Corp.		13,507,955
50,690	Equinix, Inc.		41,330,092
			54,838,047
	Retail - Apparel / Shoes – 0.97%
42,402	Burlington Stores, Inc.*		10,105,669
102,022	Ross Stores, Inc.		13,037,391
			23,143,060
	Retail - Building Products – 0.90%
91,599	Lowe’s Cos., Inc.		21,363,635

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			March 31, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Stores – 2.37%
461,594	The TJX Cos., Inc.		$56,222,149
	Retail - Restaurants – 0.75%
140,594	Chipotle Mexican Grill, Inc.*		7,059,225
68,086	Yum! Brands, Inc.	(a)	10,714,013
			17,773,238
	Semiconductor Equipment – 7.98%
136,659	KLA Corp.	(a)	92,900,788
1,088,463	Lam Research Corp.	(a)	79,131,260
212,072	Teradyne, Inc.	(a)	17,517,147
			189,549,195
	Total United States (Cost $1,031,737,780)		$1,742,820,109

	Canada – 0.95%
	Electronic Components - Miscellaneous – 0.49%
147,893	Celestica, Inc. *		11,655,447
	Transport - Rail – 0.46%
155,162	Canadian Pacific Kansas City, Ltd.		10,893,924
	Total Canada (Cost $30,687,024)		$22,549,371

	China – 5.98%
	Auto - Cars / Light Trucks – 1.59%
746,000	BYD Co., Ltd., Class H		37,662,918
	E-Commerce / Products – 1.10%
637,672	JD.com, Inc., Class A - Sponsored ADR		26,221,073
	E-Commerce / Services – 0.26%
309,000	Meituan, Class B*		6,187,705
	Internet Content - Information / Network – 1.14%
423,200	Tencent Holdings, Ltd.		27,033,713
	Real Estate Management / Services – 0.51%
602,574	KE Holdings, Inc. - Sponsored ADR		12,105,712
	Schools – 0.31%
153,896	New Oriental Education & Technology Group, Inc. - Sponsored ADR		7,357,768
	Transport - Services – 1.07%
1,987,968	Full Truck Alliance Co., Ltd. - Sponsored ADR		25,386,351
	Total China (Cost $107,857,380)		$141,955,240

	France – 11.65%
	Aerospace / Defense - Equipment – 11.65%
764,361	Airbus SE		134,401,383
543,812	Safran SA		142,157,025
	Total France (Cost $167,274,372)		$276,558,408

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)

	Germany – 6.74%
	Aerospace / Defense – 1.56%
107,039	MTU Aero Engines AG*	$37,034,216
	Athletic Footwear – 1.13%
114,623	adidas AG	26,830,876
	Machinery – Electric Utilities – 4.05%
1,651,105	Siemens Energy AG	96,024,912
	Total Germany (Cost $95,436,493)	$159,890,004

	Hong Kong – 0.58%
	Casino Hotels – 0.58%
3,508,000	Galaxy Entertainment Group, Ltd.	13,706,824
	Total Hong Kong (Cost $20,185,307)	$13,706,824

	Japan – 5.10%
	Audio / Video Products – 4.33%
4,081,000	Sony Group Corp.	102,748,194
	Machinery - Electric Utilities – 0.77%
794,700	Hitach, Ltd.	18,376,840
	Total Japan (Cost $72,725,046)	$121,125,034

	Netherlands – 0.27%
	Medical - Biomedical / Genetics – 0.27%
10,753	Argenx SE - Sponsored ADR*	6,364,324
	Total Netherlands (Cost $3,925,667)	$6,364,324

	Taiwan – 5.49%
	Semiconductor Components - Integrated Circuits – 5.49%
785,435	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	130,382,210
	Total Taiwan (Cost $103,916,951)	$130,382,210

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	Uruguay – 2.45%
	E-Commerce / Services - 2.45%
29,917	MercadoLibre, Inc.*	(a)	$58,364,178
	Total Uruguay (Cost $29,415,185)		$58,364,178
	Total Common Stock (Cost $1,663,161,205)		$2,673,715,702
	Total Investments in Securities (Cost $1,663,161,205) – 112.63%		$2,673,715,702
	Total Purchased Options (Cost $218,525,076) - 6.76%		160,485,680
	Total Securities Sold, Not Yet Purchased (Proceeds $1,165,027,231) - (45.18)%		(1,072,386,226)
	Other Assets, in Excess of Liabilities – 25.79%**		612,017,101
	Members’ Capital – 100.00%		$2,373,832,257

(a)	Partially or wholly held in a pledge account at the Bank of New York (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $37,716,263 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 1.59% of Members’ Capital. $8,242,498 of those amounts are held as restricted cash and are in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at March 31, 2025.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2025 Fair Value
			Purchased Options – 6.76%
			Equity Options – 6.74%
			Equity Call Options - 2.33%
			United States – 1.96%
			Applications Software - 0.11%
$141,600,000	3,540	5/16/2025 $400	Microsoft Corp.	$2,150,550
67,680,000	705	5/16/2025 $960	ServiceNow, Inc.	511,125
				2,661,675
			Auto-Cars/Light Trucks - 0.08%
93,423,000	2,831	5/16/2025 $330	Tesla, Inc.	1,733,987
			Casino Hotels - 0.17%
30,505,500	6,779	6/20/2025 $45	Las Vegas Sands Corp.	535,541
33,832,000	4,229	6/20/2025 $80	Wynn Resorts, Ltd.	3,531,215
				4,066,756
			Diversified Manufactimg Operations - 0.20%
40,122,000	2,972	6/20/2025 $135	3M Co.	4,829,500
			E-Commerce / Products - 0.19%
29,970,000	1,665	6/20/2025 $180	Amazon.com, Inc.	3,271,725
102,366,000	4,653	6/20/2025 $220	Amazon.com, Inc.	1,330,758
				4,602,483
			E-Commerce / Services - 0.60%
66,975,000	141	6/20/2025 $4,750	Booking Holdings, Inc.	3,363,555
102,924,000	5,718	6/20/2025 $180	DoorDash, Inc., Class A	10,835,610
				14,199,165
			Electronic Component - Semiconductor - 0.40%
25,251,000	1,329	6/20/2025 $190	Broadcom, Inc.	973,493
169,608,000	14,134	6/20/2025 $120	NVIDIA Corp.	8,551,070
				9,524,563
			Enterprise Software/Services - 0.11%
38,151,000	1,413	6/20/2025 $270	Salesforce, Inc.	2,674,102
			Hotels & Motels - 0.10%
100,600,000	4,024	6/20/2025 $250	Hilton Worldwide Holdings, Inc.	1,750,440
45,792,000	1,696	6/20/2025 $270	Marriott International Inc., Class A	576,640
				2,327,080
			Total United States (Cost $124,844,719)	$46,619,311

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2025 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Taiwan – 0.37%
			Semiconductor Components - Integrated Circuits - 0.37%
$135,580,000	6,779	5/16/2025 $200	Taiwan Semiconductor Manufacturing Co, Ltd.	$708,406
44,239,500	3,051	6/20/2025 $145	Taiwan Semiconductor Manufacturing Co, Ltd.	8,115,660
			Total Taiwan (Cost $27,534,874)	$8,824,066
			Total Equity Call Options (Cost $152,379,593)	$55,443,377

			Equity Put Options - 4.41%
			United States – 4.41%
			Growth & Income - Large Cap - 1.46%
646,152,000	11,856	6/20/2025 $545	SPDR S&P 500 ETF Trust	15,406,872
609,418,500	11,391	9/19/2025 $535	SPDR S&P 500 ETF Trust	19,176,748
				34,583,620
			Sector Fund - Technology - 2.95%
1,045,290,220	22,490	6/20/2025 $464.78	Invesco QQQ Trust Series 1	38,390,430
641,664,000	13,368	6/20/2025 $480	Invesco QQQ Trust Series 1	31,648,740
				70,039,170
			Total United States (Cost $64,478,018)	$104,622,790
			Total Equity Put Options (Cost $64,478,018)	$104,622,790
			Total Equity Options (Cost $216,857,611)	$160,066,167

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2025 Fair Value
			Purchased Options – (continued)
			Currency Put Options - 0.02%
			United States – 0.02%
$2,933,021	48,274,533	6/20/2025 $6.20	USD-BRL	$395,412
4,611,677	60,283,357	6/20/2025 $7.65	USD-CNH	24,101
			Total United States (Cost $1,667,465)	$419,513
			Total Currency Put Options (Cost $1,667,465)	$419,513
			Total Purchased Options (Cost $218,525,076)	$160,485,680

BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2025 Fair Value
	Securities Sold, Not Yet Purchased – 45.18%
	Common Stock – 45.18%
	United States – 38.64%
	Advertising Agencies – 0.64%
184,056	Omnicom Group, Inc.	$15,260,083
	Advertising Services – 0.59%
517,971	The Interpublic Group of Cos., Inc.	14,068,092
	Apparel Manufacturers – 0.12%
496,660	Hanesbrands, Inc.*	2,865,728
	Applications Software – 2.08%
62,102	ServiceNow, Inc.*	49,441,886
	Auto - Cars / Light Trucks – 3.73%
1,528,233	Ford Motor Co.	15,328,177
282,678	Tesla, Inc. *	73,258,830
		88,587,007
	Beverages-Non-Alcoholic – 0.82%
331,334	Monster Beverage Corp.*	19,389,666
	Broadcast Services / Programs – 0.08%
182,755	Warner Bros Discovery, Inc.*	1,960,961
	Cable / Satellite TV – 1.45%
85,006	Charter Communications, Inc., Class A*	31,327,261
84,914	Comcast Corp., Class A	3,133,327
		34,460,588
	Cellular Telecommunications – 1.28%
113,839	T-Mobile US, Inc.	30,362,000
	Commercial Banks – 0.79%
115,412	Cathay General Bancorp	4,966,178
344,085	Regions Financial Corp.	7,476,967
717,418	Valley National Bancorp	6,377,846
		18,820,991
	Commercial Services - Finance – 1.23%
144,866	Global Payments, Inc.	14,185,279
273,349	H&R Block, Inc.	15,009,594
		29,194,873
	Computer Data Security – 0.67%
77,959	Qualys, Inc.*	9,817,377
89,809	Rapid7, Inc.*	2,380,837
108,907	Tenable Holdings, Inc.*	3,809,567
		16,007,781
	Computer Services – 1.25%
148,779	Cognizant Technology Solutions Corp., Class A	11,381,594
39,591	Gartner, Inc. *	16,617,926
35,381	Genpact, Ltd.	1,782,495
		29,782,015

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 0.34%
236,345	Dropbox, Inc., Class A*	$6,312,775
79,449	Teradata Corp.*	1,786,014
		8,098,789
	Data Processing / Management – 1.32%
14,134	Fair Isaac Corp.*	26,065,357
70,762	Fidelity National Information Services, Inc.	5,284,506
		31,349,863
	Diagnostic Equipment – 0.39%
18,400	Thermo Fisher Scientific, Inc.	9,155,840
	Electronic Components - Semiconductors – 2.67%
180,250	Advanced Micro Devices, Inc.*	18,518,885
38,662	Broadcom, Inc.	6,473,179
240,694	GLOBALFOUNDRIES, Inc.*	8,884,016
112,143	Microchip Technology, Inc.	5,428,843
41,388	Monolithic Power Systems, Inc.	24,004,212
		63,309,135
	E-Commerce / Products – 0.11%
56,536	Etsy, Inc. *	2,667,368
	E-Commerce / Services – 0.22%
28,200	DoorDash, Inc., Class A *	5,154,114
	Enterprise Software / Services – 3.19%
211,584	Oracle Corp.	29,581,559
134,272	Salesforce, Inc.	36,033,234
43,720	Veeva Systems, Inc., Class A*	10,126,864
		75,741,657
	Entertainment Software – 0.71%
116,605	Electronic Arts, Inc.	16,851,755
	Food - Miscellaneous / Diversified – 2.45%
391,035	Campbell Soup Co.	15,610,117
240,381	Conagra Brands, Inc.	6,410,961
317,192	General Mills, Inc.	18,964,910
563,633	The Kraft Heinz Co.	17,151,352
		58,137,340
	Hotels & Motels – 1.03%
184,623	Choice Hotels International, Inc.	24,514,242
	Investment Management / Advisory Services – 1.20%
258,279	Franklin Resources, Inc.	4,971,871
256,274	T. Rowe Price Group, Inc.	23,543,892
		28,515,763
	iShares Trust – 1.17%
353,348	iShares iBoxx $ High Yield Corporate Bond ETF	27,875,624

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Machinery - Farm – 0.18%
57,497	The Toro Co.	$4,182,907
	Medical - Biomedical / Genetics – 0.75%
57,501	Amgen, Inc.	17,914,437
	Medical - Drugs – 0.80%
114,563	Johnson & Johnson	18,999,128
	Real Estate Management / Services – 0.69%
152,580	Anywhere Real Estate, Inc.*	508,091
199,057	CoStar Group, Inc.*	15,771,286
		16,279,377
	REITs - Diversified – 0.53%
87,630	Digital Realty Trust, Inc.	12,556,503
	REITs - Office Property – 1.44%
126,253	Brandywine Realty Trust	563,088
196,335	BXP, Inc.	13,191,749
538,452	Douglas Emmett, Inc.	8,615,232
102,192	Hudson Pacific Properties, Inc.	301,466
199,719	Kilroy Realty Corp.	6,542,794
86,021	SL Green Realty Corp.	4,963,412
		34,177,741
	REITs - Storage – 0.63%
49,725	Public Storage	14,882,195
	Retail - Major Department Stores – 0.53%
514,882	Nordstrom, Inc.	12,588,865
	Retail - Miscellaneous / Diversified – 0.11%
278,261	Sally Beauty Holdings, Inc.*	2,512,697
	Retail - Perfume & Cosmetics – 0.55%
35,471	Ulta Beauty, Inc.*	13,001,540
	Retail - Regional Department Stores – 0.36%
408,790	Kohl’s Corp.	3,343,902
411,520	Macy’s, Inc.	5,168,691
		8,512,593
	Telephone - Integrated – 1.59%
693,964	AT&T, Inc.	19,625,302
400,018	Verizon Communications, Inc.	18,144,815
		37,770,117

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Transport - Services – 0.42%
40,473	FedEx Corp.	$9,866,508
	Wireless Equipment – 0.53%
28,268	Motorola Solutions, Inc.	12,376,013
	Total United States (Proceeds $1,003,449,318)	$917,193,782

	Canada – 0.00%
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	4,559
	Total Canada (Proceeds $1,008,137)	$4,559

	China – 1.81%
	Auto - Cars / Light Trucks – 0.60%
638,025	NIO, Inc. - Sponsored ADR*	2,430,875
565,357	XPeng, Inc. - Sponsored ADR*	11,714,197
		14,145,072
	Internet Content - Information / Network – 0.95%
410,420	Bilibili, Inc. - Sponsored ADR*	7,843,126
2,121,100	Kuaishou Technology*	14,817,139
		22,660,265
	Metal - Processors & Fabrication – 0.01%
668,528	China Zhongwang Holdings, Ltd.*	144,355
	Retail - Drug Stores – 0.03%
664,645	Ping An Healthcare and Technology Co., Ltd.	597,987
	Wireless Equipment – 0.22%
848,000	Xiaomi Corp., Class A *	5,362,467
	Total China (Proceeds $41,226,961)	$42,910,146

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	France – 0.95%
	Computer Services – 0.55%
86,834	Capgemini SE	$12,948,826
	REITs - Shopping Centers – 0.40%
113,381	Unibail-Rodamco-Westfield SE	9,540,737
	Total France (Proceeds $22,393,088)	$22,489,563

	Germany – 0.38%
	Auto - Cars / Light Trucks – 0.38%
112,795	Bayerische Motoren Werke AG	8,977,257
	Total Germany (Proceeds $9,584,729)	$8,977,257

	Hong Kong – 0.10%
	Electric - Integrated – 0.10%
385,000	Power Assets Holdings, Ltd.	2,305,952
	Total Hong Kong (Proceeds $2,632,441)	$2,305,952

	Ireland – 1.37%
	Computer Services – 0.56%
42,402	Accenture PLC	13,231,120
	Power Conversion / Supply Equipment – 0.81%
70,670	Eaton Corp PLC	19,210,226
	Total Ireland (Proceeds $33,368,127)	$32,441,346

	Israel – 0.34%
	Auto / Truck Parts & Equipment - Original – 0.34%
566,358	Mobileye Global, Inc., Class A*	8,152,723
	Total Israel (Proceeds $9,494,966)	$8,152,723

	Switzerland – 0.32%
	Medical - Drugs – 0.32%
69,059	Novartis AG - Sponsored ADR	7,698,697
	Total Switzerland (Proceeds $5,542,728)	$7,698,697

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		March 31, 2025 Fair Value
	Common Stock – (continued)
	Thailand – 0.76%
	Diversified Manufacting Operations – 0.76%
91,835	Fabrinet*	$18,138,331
	Total Thailand (Proceeds $21,178,954)	$18,138,331

	United Kingdom – 0.51%
	Electronic Components - Miscellaneous – 0.25%
113,219	nVent Electric PLC	5,934,940
	Electronic Components - Semiconductors – 0.26%
57,486	ARM Holdings PLC - Sponsored ADR*	6,138,930
	Total United Kingdom (Proceeds $15,147,782)	$12,073,870
	Total Common Stock (Proceeds $1,165,027,231)	$1,072,386,226
	Total Securities Sold, Not Yet Purchased (Proceeds $1,165,027,231)	$1,072,386,226

*	Non-income producing security
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Gain**
Swap Contracts - 5.16%
Total Return Swap Contracts - Unrealized Gain - 5.77%
United States - 3.96%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	547,031	$10,156,316	$15,506,929
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	693,489	22,439,521	78,550,693
Total United States								$32,595,837	$94,057,622

Australia - 0.01%
Commerical Banks - Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(100,358)	(9,763,446)	286,725
Total Australia								$(9,763,446)	$286,725

Japan - 0.71%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(9,745,536)	4,088,853
Photo Equipment & Supplies	Nikon Corp.	Morgan Stanley	12/24/2026	10/29/2013	-0.40%	Termination	(114,300)	(1,212,253)	57,307
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(290,200)	(51,325,000)	12,817,309
Total Japan								$(62,282,789)	$16,963,469

Spain - 0.19%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	353,302	6,469,606	4,525,467
Total Spain								$6,469,606	$4,525,467

Sweden - 0.05%
Auto - Cars/Light Trucks	Volvo Car AB, Class B	Morgan Stanley	01/04/2027	10/24/2022	-1.88%	Termination	(686,317)	(2,328,975)	1,103,899
Total Sweden								$(2,328,975)	$1,103,899

Taiwan - 0.14%
Electronic Components -Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-0.63%	Termination	(2,649,200)	(1,838,231)	364,661
Semiconductor Components - Integrated Circuits	United Microelectronics Corp.	Morgan Stanley	01/27/2027	08/08/2013	-3.13%	Termination	(8,866,000)	(15,068,489)	2,789,218
Total Taiwan								$(16,906,720)	$3,153,879

United Kingdom - 0.71%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	5,953,730	39,968,504	16,337,234
Food - Retail	Marks & Spencer Group PLC	Morgan Stanley	12/16/2026	02/16/2016	-0.30%	Termination	(864,523)	(4,396,640)	475,301
Total United Kingdom								$35,571,864	$16,812,535
Total Return Swap Contracts - Unrealized Gain***								$(16,644,623)	$136,903,596

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Loss**
Swap Contracts - (continued)
Total Return Swap Contracts - Unrealized Loss - (0.61%)
Brazil - (0.24%)
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/03/2026	01/30/2019	+1.00%	Termination	7,561,500	$20,365,724	$(5,787,323)
Total Brasil								$20,365,724	$(5,787,323)

Japan - (0.25%)
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(939,500)	(25,059,526)	(3,993,503)
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(1,022,100)	(8,688,844)	(1,955,671)
Total Japan								$(33,748,370)	$(5,949,174)

Taiwan - (0.05)%
Power Conversion / Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	6/14/2023	+1.25%	Termination	1,306,000	14,122,969	$(750,720)
Semiconductor Components - Integrated Circuits	Novatek Microelectronics Corp.	Morgan Stanley	01/27/2027	7/19/2013	-3.63%	Termination	(419,000)	(6,537,420)	(337,011)
Total Taiwan								$7,585,549	$(1,087,731)

United Kingdom - (0.07%)
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(284,201)	$(15,210,439)	$(1,652,884)
Total United Kingdom								$(15,210,439)	$(1,652,884)
Total Return Swap Contracts - Unrealized Loss****								$(21,007,536)	$(14,477,112)
Total Swap Contracts - net								$(37,652,159)	$122,426,484

*	The financing rate is based on the Daily Fed Funds Effective Rate of 4.33% +/- the Spread. The financing rate is variable and the rate is indicated as of March 31, 2025.
**	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/loss. For this reason fair value has not been seperately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
***	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.
****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities, and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Company’s investments at fair value

Assets:
Valuation Inputs
Level 1 - Quoted Prices
Investments in Securities
Common Stock	$2,673,715,702
Equity Options	160,066,167
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	136,903,596
Currency Options	419,513
Level 3 - Other Significant
Unobservable Inputs	–
Total	$2,971,104,978
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices
Securities Sold, Not Yet Purchased
Common Stock	$1,072,386,226
Equity Options	–
Level 2 - Other Significant
Observable Inputs
Total Return Swaps	14,477,112
Currency Options	–
Level 3 - Other Significant
Unobservable Inputs	–
Total	$1,086,863,338

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